Consolidated Statement of Financial Position - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Investment properties	$ 2,344,667	$ 2,373,986
Property, plant and equipment	54,091	50,969
Trading properties	124,720	27,233
Intangible assets	18,129	90,053
Right-of-use assets	11,885	14,886
Investments in associates and joint ventures	178,204	180,372
Deferred income tax assets	6,920	8,498
Income tax credit	58	15
Trade and other receivables	32,996	47,677
Investments in financial assets	27,563	14,210
Derivative financial instruments	0	78
Total non-current assets	2,799,233	2,807,977
Current assets
Trading properties	35,695	573
Inventories	1,221	1,506
Income tax credit	351	1,500
Trade and other receivables	129,984	106,235
Investments in financial assets	218,765	168,228
Cash and cash equivalents	176,820	39,452
Total current assets	562,836	317,494
TOTAL ASSETS	3,362,069	3,125,471
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	1,577,804	1,503,846
Non-controlling interest	94,163	102,883
TOTAL SHAREHOLDERS' EQUITY	1,671,967	1,606,729
Non-current liabilities
Borrowings	509,792	258,414
Lease liabilities	3,268	12,627
Deferred income tax liabilities	744,972	781,535
Trade and other payables	60,944	53,422
Provisions	32,171	29,305
Salaries and social security liabilities	124	154
Total non-current liabilities	1,351,271	1,135,457
Current liabilities
Borrowings	137,336	252,915
Lease liabilities	5,154	2,638
Trade and other payables	120,893	101,340
Income tax liabilities	55,629	9,336
Provisions	5,186	5,136
Derivative financial instruments	49	6
Salaries and social security liabilities	14,584	11,914
Total current liabilities	338,831	383,285
TOTAL LIABILITIES	1,690,102	1,518,742
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 3,362,069	$ 3,125,471